ASSETS HELD FOR SALE (Details) - Held-for-Sale - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 38,000,000
Reinsurance recoverables	174,000,000
Premiums due and other receivables	37,000,000
Other assets	13,000,000
Total assets	262,000,000	$ 0
Policy and contract claims	175,000,000
Other liabilities	56,000,000
Total liabilities	$ 231,000,000